SUPPLEMENTAL EXPENSE INFORMATION (Tables)	12 Months Ended
Mar. 31, 2017
Other Income and Expenses [Abstract]
Schedule of Supplemental Expense Information

Supplemental expense information is as follows:

	Years ended March 31,
	2015	2016	2017
	(Yen in millions)
Research and development expenses	¥55,285	¥58,755	¥55,411
Advertising expenses	6,988	6,336	4,843
Shipping and handling cost included in selling, general and administrative expenses	24,050	23,454	22,787